Legal Matters (Details) - WesternGeco			12 Months Ended
	Mar. 14, 2017 USD ($)	Nov. 25, 2016 USD ($)	Dec. 31, 2018 USD ($) Patent	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Number of claims invalidated | Patent			4
Number of claims | Patent			6
Settled Litigation
Loss Contingencies [Line Items]
Accrual for loss contingency related to legal proceedings			$ 0
Total damages awarded	$ 5,000,000			$ 9,400,000
Prejudgment interest expense accrued				10,900,000
Damages paid		$ 20,800,000
Damages sought	$ 43,600,000
Settled Litigation | Lost Royalties
Loss Contingencies [Line Items]
Total damages awarded				12,500,000
Settled Litigation | Lost Profits
Loss Contingencies [Line Items]
Accrual for loss contingency related to legal proceedings				123,800,000	$ 22,000,000
Total damages awarded				$ 93,400,000